INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	December 31, 2022	December 31, 2021
Intangible Assets	$495,000	$495,000
Accumulated amortization	(246,415)	(196,915)
Intangible Assets, net	$248,585	$298,085

Schedule of future amortization

Amortization expense
2023	$49,500
2024	49,500
2025	49,500
2026	49,500
Thereafter	50,585
Total	$248,585